OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Payroll and related expenses	$ 13,570	$ 12,157
Income taxes including the provision for uncertain tax positions	740	2,699
Professional services	1,497	2,309
Warranties	5,389	6,459
VAT, sales and consumptions taxes	1,462	1,750
Commissions (external)	473	2,447
Royalties	1,363	1,156
Restructuring costs	206	560
Fair value of financial derivatives	461	1,212
Accrued expenses	11,210	6,581
Total other accounts payable and accrued expenses	$ 36,371	$ 37,330